Entity Level Disclosures (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers		$ 383	$ 85
Customer B [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers			30
Customer C [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers			40
Customer D [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers			$ 27
Customer E [Member]
Entity Level Disclosures (Details) - Schedule of revenue by major customers [Line Items]
Revenue by major customers	$ 2,400	$ 24